Vanguard Global Wellesley® Income Fund

Supplement Dated December 22, 2020, to the Prospectus and Summary Prospectus Dated December 22, 2020

Important Change to Vanguard Global Wellesley Income Fund

Effective at the close of business on June 30, 2021, Michael E. Stack will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Global Wellesley Income Fund.

Loren L. Moran and Andre J. Desautels, who currently serve as portfolio managers with Mr. Stack, will remain as portfolio managers of the Fund upon Mr. Stack's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved.	PS 1496B 122020
Vanguard Marketing Corporation, Distributor.

Vanguard Global Wellington™ Fund

Supplement Dated December 22, 2020, to the Prospectus and Summary Prospectus Dated December 22, 2020

Important Change to Vanguard Global Wellington Fund

Effective at the close of business on June 30, 2021, Michael E. Stack will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Global Wellington Fund.

Loren L. Moran and Nataliya Kofman, who currently serve as portfolio managers with Mr. Stack, will remain as portfolio managers of the Fund upon Mr. Stack's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved.	PS 1567B 122020
Vanguard Marketing Corporation, Distributor.

Vanguard World Fund

Supplement Dated December 22, 2020, to the Statement of Additional Information Dated December 22, 2020

Important Change to Vanguard Global Wellesley® Income Fund

Effective at the close of business on June 30, 2021, Michael E. Stack will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Global Wellesley Income Fund.

Loren L. Moran and Andre J. Desautels, who currently serve as portfolio managers with Mr. Stack, will remain as portfolio managers of the Fund upon Mr. Stack's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 023D 122020

Vanguard World Fund

Supplement Dated December 22, 2020, to the Statement of Additional Information Dated December 22, 2020

Important Change to Vanguard Global Wellington™ Fund

Effective at the close of business on June 30, 2021, Michael E. Stack will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Global Wellington Fund.

Loren L. Moran and Nataliya Kofman, who currently serve as portfolio managers with Mr. Stack, will remain as portfolio managers of the Fund upon Mr. Stack's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 023E 122020